Goodwill and intangible assets	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assetsThe Group performed an impairment review to assess the recoverability of its goodwill and intangible asset balances as at 31 December 2022. The outcome of this review is disclosed on pages 473-476 of the Barclays PLC Annual Report 2022. No impairment was recognised as a result of the review as value in use exceeded carrying amount. The increased goodwill in the period is primarily a result of the Kensington Mortgage Company acquisition in March 2023. A review of the Group's goodwill and intangible assets as at 30 June 2023 did not identify any factors indicating impairment. In May 2023, Barclays Bank UK PLC sold the entire issued share capital of Barclays Asset Management Limited and Barclays Investment Solutions Limited along with certain other assets and liabilities, business guarantees and business contracts (together with the transfer of associated employees of Barclays Bank UK PLC) to Barclays Bank PLC. As a result of this transfer, Intangible assets of approximately £0.2bn held within Barclays Execution Services Limited has been allocated from Personal Banking to Private Banking.